Events (Unaudited) Subsequent to the Date of the Independent Auditors Report - Capital Markets Advisory Agreement (Details) - Subsequent event	Dec. 04, 2024 USD ($)
Events (Unaudited) Subsequent to the Date of the Independent Auditors Report
Premium payment	$ 25,000
Amount due at execution of the agreement
Events (Unaudited) Subsequent to the Date of the Independent Auditors Report
Advisory service fees	250,000
Premium payment	150,000
Amount due at the closing of the deSPAC merger
Events (Unaudited) Subsequent to the Date of the Independent Auditors Report
Premium payment	$ 125,000